Structured Entities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of consolidated or unconsolidated structured entities [line items]
Trading securities	$ 139,240	$ 136,071
Other liabilities	70,301	69,831
Sponsored entities [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Commercial mortgages carrying amount		469
Multi-seller conduits [member] | Loans [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Financial assets	1,076	957
Multi-seller conduits [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Asset-backed commercial paper issued	665	558
Credit card securitization vehicles [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
The amount of notes and debentures issued by the entity	3,000	6,000
Collateralized commercial paper vehicle [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Commercial paper issued	13,000	12,000
Covered bond guarantor limited partnership [member] | Loans [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Mortgages transferred and outstanding	80,000	106,000
Covered bond guarantor limited partnership [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Covered bonds issued	37,000	40,000
Municipal Bond TOB Structures [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Floating rate certificates issued	7,000	8,000
Municipal Bond TOB Structures [member] | Investment Securities [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Municipal bonds issued	7,000	8,000
RBC Managed Investment Funds [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Trading securities	514	516
Other liabilities	$ 365	$ 293